Segment Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net operating revenues from external customers	₩ 16,229,134	₩ 13,780,604	₩ 14,483,603
Major non-current assets	11,006,341	9,998,277
Domestic
Disclosure of geographical areas [line items]
Net operating revenues from external customers	14,813,546	12,563,066	13,525,769
Major non-current assets	9,851,765	8,355,707
United States
Disclosure of geographical areas [line items]
Net operating revenues from external customers	75,944	101,726	112,388
Major non-current assets	55,125	55,257
New Zealand
Disclosure of geographical areas [line items]
Net operating revenues from external customers	12,611	12,378	12,857
Major non-current assets	1,051	1,382
China
Disclosure of geographical areas [line items]
Net operating revenues from external customers	177,175	170,239	127,939
Major non-current assets	21,138	19,715
Cambodia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	572,858	546,258	410,482
Major non-current assets	53,322	46,060
United Kingdom
Disclosure of geographical areas [line items]
Net operating revenues from external customers	52,372	31,685	29,764
Major non-current assets	4,616	5,808
Others
Disclosure of geographical areas [line items]
Net operating revenues from external customers	197,029	123,558	97,721
Major non-current assets	32,405	536,794
Consolidation adjustments
Disclosure of geographical areas [line items]
Net operating revenues from external customers	0	0	0
Major non-current assets	568,804	555,572
Indonesia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	327,599	231,694	₩ 166,683
Major non-current assets	₩ 418,115	₩ 421,982